Intangible assets - Key assumptions used to calculate value of goodwill (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Long term growth rate	2.00%	3.00%
Pre-tax discount rate	16.30%	16.00%
Budgeted growth rate (in percentage)	5.00%
Minimum
Intangible assets
Revenue growth rate	10.00%	8.00%
Revised budgeted growth rate	5.00%
Budgeted revenue growth	10.00%
Maximum
Intangible assets
Revenue growth rate	24.00%	55.00%
Revised budgeted growth rate	19.00%
Budgeted revenue growth	24.00%